Equity Compensation (Details Textual) (USD $)	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended			12 Months Ended	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014 Director [Member]	Dec. 31, 2013 Director [Member]	Dec. 31, 2013 Incentive Stock Plan [Member]	Dec. 31, 2005 Incentive Stock Plan [Member]	Dec. 31, 2013 Incentive Stock Plan [Member] Subsequent Event [Member]	Sep. 30, 2013 Outside Directors Stock Option Plan [Member]	Dec. 31, 2013 Outside Directors Stock Option Plan [Member]	Dec. 31, 2012 Outside Directors Stock Option Plan [Member]	Dec. 18, 2013 Outside Directors Stock Option Plan [Member]	Oct. 17, 2012 Outside Directors Stock Option Plan [Member]	Oct. 17, 2012 Outside Directors Stock Option Plan [Member] Prior To Amendment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	$ 77,537	$ 5,403		$ 55,165						$ 9,964	$ 6,832
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	96,943	159,037	328,400
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	2 years 10 months 24 days	1 year 4 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	131,392	1,985,062	1,945,085
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized						20,000	40,000			2,500		60,000	20,000	10,000
Maximum Value Options For Determination Of Aggregate Fair Market Value						20,000
Incentive Stock Options Exercise Price Terms						The exercise price of incentive stock options must be equal to the fair market value of such shares on the date of the grant or, in the case of incentive stock options granted to the holder of more than 10% of the Companys common stock, at least 110% of the fair market value of such shares on the date of the grant.				five year options to one of its directors, vesting one third per year over the next three years.
Incentive Stock Options Maximum Exercise Period Terms						The maximum exercise period for incentive stock options is ten years from the date of grant, or five years in the case of an individual who owns more than 10% of the Companys common stock. The aggregate fair market value determined at the date of the option grant, of shares with respect to which incentive stock options are exercisable for the first time by the holder of the option during any calendar year, shall not exceed $100,000.
Share Based Compensation Arrangement By Share Based Payment Award Options Granted Fair Market Value		64,836								37,836	35,136
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Net Of Forfeitures	14,000	27,971	10,729		3,324				9,971		3,429
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 64.00	$ 83.00	$ 95.00			$ 7.50				$ 6.00	$ 17.50
Recognised Share Based Compensation Expense		160,987	410,326
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares						2,400		400
Non Cash Compensation Expenses		$ 40,770	$ 35,640